Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Text Block [Abstract]
Products	¥ 1,749,415	¥ 1,614,070	¥ 1,819,022
Work in process	350,308	316,756	326,012
Raw materials	644,779	482,987	474,804
Supplies and other	143,526	120,079	111,202
Total	¥ 2,888,028	¥ 2,533,892	¥ 2,731,040